Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ (38,905)	$ (41,734)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	12,861	11,414
Deferred taxes	184	(13,941)
Provision for doubtful accounts receivable and contract assets	1,874	4,655
Stock-based compensation	3,936	15
Amortization of loan origination fees	2,361	551
Payment in kind interest expense	14,582	19,619
Gain on forgiveness of PPP loan	(5,868)
Change in the estimated fair value of earn-out consideration	265	(66)
Changes in operating assets and liabilities
Accounts receivable	(6,697)	11,505
Contract assets	485	19,555
Prepaid expenses and other current assets	23	1,011
Other non-current assets	(757)	38
Amounts payable to related parties, current portion	(358)
Accounts payable	2,115	(19,459)
Accrued expenses and other current liabilities	892	2,488
Deferred revenue	(2,666)	687
Net cash used in operating activities	(15,673)	(3,662)
Cash flows from investing activities
Capital expenditure	(4,022)	(4,061)
Cash paid for the acquisition; net of cash acquired		(34,912)
Purchase of restricted short-term investments		(195)
Sale of restricted short-term investments	910	1,458
Net cash used in investing activities	(3,112)	(37,710)
Cash flows from financing activities
Repayments of long-term debt	(638)	(1,269)
Proceeds from issuance of long-term debt		55,000
Loan origination fees for long-term debt	(75)	(1,762)
Proceeds from PPP and other government loans	3,790	4,331
Capital contribution from Parent		11,571
Repayment of Related Party Loan		(6,784)
Net cash provided by financing activities	3,077	61,087
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(311)	1
Net Change in Cash	(16,019)	19,716
Cash - Beginning	31,525	11,809
Cash - Ending	15,506	31,525
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	6,740	316
Cash paid during the year for income taxes	$ 82	711
Supplemental schedule of noncash investing and financing activities
Fair value of Parent units issued to lenders		6,525
CTS
Supplemental schedule of noncash investing and financing activities
Fair value of Parent units and Put Options in connection with acquisition of CTS		35,448
Rocketrip
Supplemental schedule of noncash investing and financing activities
Fair value of Parent units and Put Options in connection with acquisition of CTS		$ 5,744